Acquisition and sale of businesses and brands and purchase of non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of fair value of net assets acquired and cash consideration paid in business combination	Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended
30 June 2024 were as follows:

Net assets acquired and consideration
	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Brands and other intangibles	—	402	157
Property, plant and equipment	—	28	—
Inventories	—	31	7
Other working capital	—	(2)	5
Deferred tax	—	(85)	(40)
Cash	—	—	2
Fair value of assets and liabilities	—	374	131
Goodwill arising on acquisition	—	109	91
Settlement of pre-existing relationship	—	—	(2)
Step acquisitions	—	(13)	(8)
Consideration payable	—	470	212
Satisfied by:
Cash consideration paid	—	(373)	(116)
Contingent consideration payable	—	(92)	(91)
Deferred consideration payable	—	(5)	(5)
	—	(470)	(212)

Schedule of cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interests	Cash consideration paid in respect of the acquisition of businesses and purchase of shares of non-controlling interests in the three years ended 30 June 2024 were as follows:

	Consideration
	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Acquisitions in the year - subsidiaries
Cash consideration paid	—	(373)	(116)
Cash acquired	—	—	2
Prior year acquisitions - subsidiaries
Contingent consideration paid for Casamigos	—	—	(113)
Other consideration	(6)	(31)	(51)
Investments in associates
Cash consideration paid - increase in ownership interest	(5)	(20)	(6)
Capital injection(1)	(128)	(92)	(80)
Net cash outflow on acquisition of businesses	(139)	(516)	(364)
Purchase of shares of non-controlling interests	(223)	(178)	—
Total net cash outflow	(362)	(694)	(364)
(1)Additional investments in a number of Distill Ventures associates.

Schedule of cash consideration received and net assets disposed of in sale of businesses	Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the three years ended 30 June
2024 were as follows:

	Windsor business $ million	Other $ million	2024 $ million	2023 re- presented $ million	2022 re- presented $ million
Sale consideration
Cash received	112	4	116	604	131
(Cash)/overdraft disposed of	(20)	—	(20)	(16)	3
Transaction and other directly attributable costs paid	(4)	(5)	(9)	(29)	(32)
Net cash received	88	(1)	87	559	102
Deferred consideration receivable	32	—	32	—	—
Transaction and other directly attributable costs payable	(13)	(11)	(24)	(7)	(22)
	107	(12)	95	552	80
Net assets disposed of
Brands	(167)	—	(167)	—	—
Goodwill	—	—	—	—	(18)
Other non-current assets	(3)	—	(3)	(132)	(14)
Assets and liabilities held for sale	—	—	—	(87)	—
Inventories	(11)	—	(11)	(35)	(6)
Other working capital	3	—	3	85	21
Other borrowings	—	—	—	2	1
Corporate tax	2	—	2	(4)	(6)
Deferred tax	37	—	37	6	(3)
Post-employment benefit liabilities	—	—	—	5	—
	(139)	—	(139)	(160)	(25)
Impairment charge recognised up until the date of sale	—	—	—	(3)	—
Exchange recycled from other comprehensive income	(26)	—	(26)	(15)	(143)
(Loss)/gain on disposal before taxation	(58)	(12)	(70)	374	(88)
Taxation	1	—	1	(37)	(29)
(Loss)/gain on disposal after taxation	(57)	(12)	(69)	337	(117)

Schedule of assets and liabilities held for sale

2024 $ million
Property, plant and equipment	52
Inventories	20
Trade and other receivables	10
Deferred tax asset	18
Cash	30
Assets held for sale	130
Trade and other payables	(44)
Corporate tax	(1)
Provisions	(3)
Liabilities held for sale	(48)
Total	82